Schedule of warrant liabilities in SPAC financing (Details) - $ / shares				6 Months Ended
		Jun. 30, 2026	Jun. 09, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Exercise price per warrant			$ 11.50
Expected volatility percentage				37.00%
Warrant liability SPAC [member]
IfrsStatementLineItems [Line Items]
Exercise price per warrant		$ 11.50	11.50
ADS Price	[1]	$ 8.65	$ 9.76
Expected volatility percentage		37.00%	37.00%
Risk free rate		4.15%	3.62%
Warrant remaining term		4 years 11 months 8 days	5 years
Redemption call threshold		$ 18.00	$ 18.00
Fair value per warrant		$ 2.14	$ 2.78

[1]	) The ADS price for June 9, 2026, is not an ADS price but the implied share price used in the Monte Carlo valuation model.